INITIAL PUBLIC OFFERING	3 Months Ended	12 Months Ended
	May 31, 2020	Feb. 29, 2020
INITIAL PUBLIC OFFERING
INITIAL PUBLIC OFFERING

NOTE 4. INITIAL PUBLIC OFFERING

Pursuant to the Initial Public Offering, the Company sold 6,325,000 Units at a purchase price of $10.00 per Unit, inclusive of 825,000 Units sold to the underwriters on August 30, 2018 upon the underwriters’ election to fully exercise their over-allotment option. Each Unit consists of one ordinary share and one Public Warrant. Each Public Warrant entitles the holder to purchase one ordinary share at an exercise price of   $11.50 per share and is redeemable by the Company under certain circumstances (see Note 8).

NOTE 4. INITIAL PUBLIC OFFERING

Pursuant to the Initial Public Offering, the Company sold 6,325,000 Units at a purchase price of $10.00 per Unit, inclusive of 825,000 Units sold to the underwriters on August 30, 2018 upon the underwriters’ election to fully exercise their over-allotment option. Each Unit consists of one ordinary share and one Public Warrant. Each Public Warrant entitles the holder to purchase one ordinary share at an exercise price of $11.50 per share and is redeemable by the Company under certain circumstances (see Note 8).